Interim Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Mar. 31, 2025
Current assets
Cash and cash equivalents		$ 11,476,898	$ 2,066,102
Investment in equity security		179,334
Accounts receivable, net		125,441	1,187,465
Contract assets, net		10,174	197,165
Prepaid expenses and other current assets, net		67,864	51,259
Total current assets		11,859,717	3,501,997
Non-current assets
Leasehold improvement and equipment, net		117,595	135,562
Right-of-use assets, operating lease		128,086	160,708
Deferred initial public offering costs			883,293
Total non-current assets		245,681	1,179,563
TOTAL ASSETS		12,105,398	4,681,560
Current liabilities
Accrued expenses and other current liabilities		90,897	278,807
Contract liabilities		451,907	200,911
Lease liabilities		110,462	160,708
Income tax payable		51,984	112,532
Total current liabilities		2,526,976	2,574,684
Non-current liabilities
Lease liability – non-current		17,624
Total non-current liabilities		17,624
TOTAL LIABILITIES		2,544,600	2,574,684
Commitment and contingencies
Equity
Subscription receivables		(128)	(128)
Additional paid-in capital		8,621,118
Retained earnings		648,884	2,106,770
Total shareholders’ equity		9,270,123	2,106,870
Non-controlling interest		290,675	6
TOTAL EQUITY		9,560,798	2,106,876
TOTAL LIABILITIES AND EQUITY		12,105,398	4,681,560
Class A Ordinary Shares
Equity
Ordinary Shares	[1]	199	178
Class B Ordinary Shares
Equity
Ordinary Shares	[1]	50	50
Related Party
Current assets
Due from a related party		6	6
Current liabilities
Due to a related party		$ 1,821,726	$ 1,821,726

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation